SUPPLEMENT DATED DECEMBER 3, 2008 TO PROSPECTUS DATED MAY 1, 1996 FOR

The Blue Chip Company’s Variable Universal Life (“BCVUL”) 1

1	Issued by Massachusetts Mutual Life Insurance Company in all states. BCVUL is no longer available for sale.

The following information amends the above-listed prospectus:

The following Riders will not be issued for existing policies after December 31, 2008.

Guaranteed Insurability Rider

Other Insured Rider

Life Insurance Exchange Option Rider

There are no other changes being made at this time.

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